Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Mar. 31, 2026	Mar. 31, 2026	Mar. 31, 2026
C000162386 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Nomura Ultrashort Fund (Institutional Class) – including sales charge
Average Annual Return, Percent	4.22%	3.28%	2.40%
Without Sales Load [Member] | C000162386 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Nomura Ultrashort Fund (Institutional Class) – excluding sales charge
Average Annual Return, Percent	4.22%	3.28%	2.40%
ICE BofA US 6 Month Treasury Bill Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA US 6-Month Treasury Bill Index
Average Annual Return, Percent	4.06%	3.37%	2.38%
Bloomberg US Aggregate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Index
Average Annual Return, Percent	4.35%	0.31%	1.70%